CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

3 CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

In the application of the Company’s accounting policies, which are described in Note 2 to the financial statements, management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods.

Key sources of estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are disclosed below:

(a)	Impairment assessment for property, plant, and equipment (Note 7) and investment in an associate (Note 6)

Property, plant and equipment and investment in associate, are tested for impairment when there is any objective evidence or indication that these assets may be impaired. Impairment exists when the carrying value of an asset or CGU exceeds its recoverable amount.

The recoverable amounts of property, plant and equipment and investment in associate have been determined based on higher of the fair value less costs to sell or value-in use (“VIU”) calculations. If the carrying amounts exceed the recoverable amounts, an impairment is recognized to profit or loss for the differences.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024

Property, plant and equipment mainly consist of freehold land, building, and laboratory equipment. Management has assessed that there were no objective evidence or indication that the carrying amounts of the Group’s property, plant and equipment may not be recoverable as at the end of reporting date. Accordingly, impairment assessment is not required.

(b)	Valuation of warrants (Note 12)

A warrant that provides the holder with the right to buy a fixed number of equity instruments of the Company of the warrant for an exercise price that will be fixed at a future date. At initial recognition, because of the variability in the exercise price, the Company in applying paragraph 16 of IAS 32 Financial Instruments: Presentation classifies the warrants as financial liabilities at FVTPL as this derivative financial instrument does not meet the criteria of settlement by the Company in exchanging a fixed amount of cash or another financial asset for a fixed number of its own equity instruments so called “fixed-for-fixed condition”.

At the date of inception, no quoted prices in an active market are available for these financial liabilities. These financial liabilities were valued by the directors of the Company with reference to valuations carried out by an internal specialist (“Valuer”). The fair value of these financial liabilities is established by using valuation techniques as set out in the Note to the consolidated financial statements. Valuation modals established by the Valuer maximize the use of market inputs to the extent possible. Management estimates and assumptions are reviewed periodically and are adjusted if necessary. Should any of the estimates and assumptions changed, it may lead to a change in the fair value to be recognized in profit or loss. As at the end of the reporting period, key assumptions assessed by the management were disclosed in the Note 12 to the consolidated financial statements.